Cover	Aug. 31, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This current report on Form 8-K/A (the “Amendment”) amends the current report on Form 8-K filed on September 1, 2022 by SWK Holdings Corporation (the “Company”) with the U.S. Securities and Exchange Commission (the “Original Form 8-K”). This Amendment supplements the Original Form 8-K in certain respects.
Document Period End Date	Aug. 31, 2022
Entity File Number	001-39184
Entity Registrant Name	SWK HOLDINGS CORPORATION
Entity Central Index Key	0001089907
Entity Tax Identification Number	77-0435679
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	14755 Preston Road
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75254
City Area Code	(972)
Local Phone Number	687-7250
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	SWKH
Security Exchange Name	NASDAQ
Preferred Stock Purchase Rights
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	SWKH
Security Exchange Name	NASDAQ